Average Annual Total Returns - Class K - BlackRock Strategic Income Opportunities Portfolio	Apr. 30, 2021
Bloomberg Barclays U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.58%
5 Years	4.87%
10 Years	4.16%
Class K Shares
Average Annual Return:
1 Year	7.29%
5 Years	4.63%
10 Years	3.88%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	5.98%
5 Years	3.29%
10 Years	2.51%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.32%
5 Years	2.96%
10 Years	2.39%